Summary of Significant Accounting Policies (Details) - Schedule of Total Revenue by Geographic Areas - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Total Revenue by Geographic Areas [Abstract]
Total revenue	$ 74,164,149	$ 77,615,549
Japan domestic market [Member]
Schedule of Total Revenue by Geographic Areas [Abstract]
Total revenue	25,127,967	21,050,460
China market [Member]
Schedule of Total Revenue by Geographic Areas [Abstract]
Total revenue	43,965,472	50,723,547
Other overseas markets [Member]
Schedule of Total Revenue by Geographic Areas [Abstract]
Total revenue	$ 5,070,710	$ 5,841,542